Note 9 - Summary of Stock Options - Summary of Option Activity Under All Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Options outstanding, Shares (in shares)	1,022,195
Options outstanding, Weighted average exercise price (in dollars per share)	$ 6.47
Options outstanding, weighted average remaining contractual term (Year)	9 years 43 days	9 years 135 days
Options outstanding, Aggregate Intrinsic Value	$ 211,396,000	$ 1,194,180
Options granted, Shares (in shares)	978,966
Options granted, Weighted average exercise price (in dollars per share)	$ 6
Options exercised, Shares (in shares)	(3,020)
Options exercised, Weighted average exercise price (in dollars per share)	$ 4.80
Options canceled, Shares (in shares)	(88,377)
Options canceled, Weighted average exercise price (in dollars per share)	$ 7.41
Options outstanding, Shares (in shares)	1,909,764	1,022,195
Options outstanding, Weighted average exercise priceod (in dollars per share)	$ 6.19	$ 6.47
Vested and exercisable and expected to vest, end of period, Number Of Shares (in shares)	1,761,430
Vested and exercisable and expected to vest, end of period, Weighted Average Exercise Price (in dollars per share)	$ 6.22
Vested and exercisable and expected to vest, end of period, Weighted Average Remaining Contractual Term (Year)	9 years 32 days
Vested and exercisable and expected to vest, end of period, Aggregate Intrinsic Value	$ 204,619,000
Vested and exercisable, end of period, Number Of Shares (in shares)	368,681
Vested and exercisable, end of period, Weighted Average Exercise Price (in dollars per share)	$ 7.51
Vested and exercisable, end of period, Weighted Average Remaining Contractual Term (Year)	8 years 14 days
Vested and exercisable, end of period, Aggregate Intrinsic Value	$ 102,306,000